Consolidated Statements of Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Add'l Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Unearned ESOP	Treasury Stock
Beginning balance at Dec. 31, 2015		$ 4,000	$ 3,107	$ 4,936	$ 28,425	$ (8,667)	$ (272)	$ (6,155)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available for The Dow Chemical Company common stockholder	$ 3,978				3,978
Other comprehensive income (loss)	(1,155)					(1,155)
Dividends to stockholders					2,037
Dividends to parent					0
Common stock issued/sold				398				717
Issuance of parent company stock				0
Stock-based compensation and allocation of ESOP shares				(376)			51
ESOP shares acquired							(18)
Treasury stock purchases								916
Preferred stock converted to common stock		(4,000)		(695)				(4,695)
Merger impact			0	0				0
Other				1	28
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					0	0
Transfer of Business Under Common Control	0				0
Ending balance at Dec. 31, 2016	27,229	0	3,107	4,262	30,338	(9,822)	(239)	(1,659)
Dow Inc.’s stockholders’ equity	25,987
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interests	1,242
Net income available for The Dow Chemical Company common stockholder	465				465
Other comprehensive income (loss)	1,231					1,231
Dividends to stockholders					1,673
Dividends to parent					1,056
Common stock issued/sold				423				724
Issuance of parent company stock				66
Stock-based compensation and allocation of ESOP shares				(368)			50
ESOP shares acquired							0
Treasury stock purchases								0
Preferred stock converted to common stock		0		0				0
Merger impact			(3,107)	(2,172)				(935)
Other				2	25
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					0	0
Transfer of Business Under Common Control	(6)				5,693
Ending balance at Dec. 31, 2017	32,701	0	0	6,553	33,742	(8,591)	(189)	0
Dow Inc.’s stockholders’ equity	31,515
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interests	1,186
Net income available for The Dow Chemical Company common stockholder	4,641				4,641
Other comprehensive income (loss)	(257)					(257)
Dividends to stockholders					0
Dividends to parent					3,711
Common stock issued/sold				0				0
Issuance of parent company stock				112
Stock-based compensation and allocation of ESOP shares				377			55
ESOP shares acquired							0
Treasury stock purchases								0
Preferred stock converted to common stock		0		0				0
Merger impact			0	0				0
Other				0	19
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					989	(1,037)
Transfer of Business Under Common Control	240				(182)
Ending balance at Dec. 31, 2018	33,621	$ 0	$ 0	$ 7,042	$ 35,460	$ (9,885)	$ (134)	$ 0
Dow Inc.’s stockholders’ equity	32,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interests	$ 1,138